Discontinued and Held-for-sale Operations Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Select Income Statement Information for Discontinued Operations [Table Text Block]
Select financial information of discontinued operations is summarized below. The pretax income or loss, including direct costs to transact a sale, includes any impairment recognized to present the operations at the lower-of-cost or fair value. Fair value was based on the estimated sales price, which could differ from the ultimate sales price due to price volatility, changing interest rates, changing foreign-currency rates, and future economic conditions.

Year ended December 31, ($ in millions)	2015	2014	2013
Select Insurance operations
Total net revenue	$—	$—	$190
Pretax income including direct costs to transact a sale (a)	3	6	319	(b)
Tax expense (benefit) (c)	1	6	(14)
Select Automotive Finance operations
Total net revenue	$—	$123	$572
Pretax income including direct costs to transact a sale (a)	452	129	660	(d)
Tax expense (benefit) (c)	80	7	(101)
Select Corporate Finance operations
Total net revenue	$—	$—	$—
Pretax income including direct costs to transact a sale (a)	22	23	—
Tax expense (c)	—	3	—
Select Corporate and Other operations
Total net revenue	$—	$—	$—
Pretax loss (e)	(9)	(4)	(1,741)
Tax (benefit)	(5)	(87)	(592)

(a)	Includes certain treasury and other corporate activity recognized by Corporate and Other.

(b)	Includes recognized pretax gain of $274 million in connection with the sale of our Mexican insurance business, ABA Seguros.

(c)	Includes certain income tax activity recognized by Corporate and Other.

(d)
Includes recognized pretax loss of $488 million in connection with the sale of our European and Latin American automotive finance operations and pretax gain of $888 million in connection with the sale of our Canadian automotive finance operations, Ally Credit Canada Limited and ResMor Trust.

(e)	Includes amounts related to our former ResCap subsidiary.